Financial Instruments and Concentration of Risks (Details) - CAD ($)	Aug. 31, 2018	Aug. 31, 2017
IfrsStatementLineItems [Line Items]
Cash	$ 28,906	$ 1,040
Credit risk [member]
IfrsStatementLineItems [Line Items]
Cash	$ 28,906	$ 1,040